10. NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
10. NOTES PAYABLE

On June 14, 2017, the Company signed a promissory note in the amount of $400,000 with a two year term, expiring on June 14, 2019. The promissory note bears interest of 10% per annum and can be prepaid without a penalty after the initial six months.

On April 18, 2017, the Company signed a promissory note in the amount of $250,000 that expires on October 18, 2017, can be prepaid without a penalty at any time and bears interest at 10% per annum.

On April 10, 2017, the Company signed two promissory notes with an aggregate principal amount of $300,000 on substantially identical terms. Both promissory notes are held by one noteholder, expire on October 10, 2017, can be prepaid without a penalty at any time and bear interest at 10% per annum.

On July 5, 2012, the Company signed an unsecured promissory note in the amount of $300,000 bearing 10% interest per annum and payable on demand. No payments were made on the note during the three and six months ended June 30, 2017. The Company recorded accrued interest of $149,671 and $134,794 as of June 30, 2017 and December 31, 2016, respectively related to this note. As of each June 30, 2017 and December 31, 2016, the Company had a balance of $300,000 on its condensed consolidated balance sheets related to this note payable.

The Company has a balance of $850,000 in current liabilities and $400,000 in noncurrent liabilities related to these notes payable as of June 30, 2017 on its condensed consolidated balance sheets. The Company expensed $20,924 and $28,321, respectively for the three and six months ended June 30, 2017 and $7,479 and $14,959, respectively, for the three and six months ended June 30, 2016 for interest related to these promissory notes.

 On July 5, 2012, the Company signed an unsecured promissory note in the amount of $300,000 bearing 10% interest per annum and payable on demand. No payments were made on the note during the years ended December 31, 2016 and 2015. The Company recorded accrued interest of $134,794 and $104,712 as of December 31, 2016 and 2015, respectively related to this note. As of December 31, 2016 and 2015, the Company had a balance of $300,000 on its consolidated balance sheets related to this note payable.

The Company expensed $30,082 and $30,000, respectively for the years ended December 31, 2016 and 2015, respectively for interest related to this note.